Business Combinations - FiberCo Solucoes de Infraestrutura S.A. (Details) - I-Systems Solues de Infraestrutura S.A. $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Nov. 16, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	51.00%
Proportion of ownership interests held by non-controlling interests	49.00%
Number of households covered by Fiber-To-Home			3,500,000
Number of households covered by Fiber-to-the-Cabinet			3,400,000
Total number of households covered by fiber connection			6,400,000
Number of households with overlapping fiber coverage			570,000
Goodwill expected to be deductible for tax purposes			$ 0
Gross consideration		$ 260,665
Contingent consideration		5,739
Less: deferred consideration		(66,840)
Net cash consideration		199,564
Capital injection		42,996
Identifiable assets acquired and liabilities assumed:
Property, plant and equipment recognised as of acquisition date		233,809
Cash		44,872
Capital work in progress		3,832
Customer related intangible asset		113,159
Network related intangible asset		35,413
Trade and other receivables		75,338
Trade and other payables		(13,035)
Loans payable		(6,457)
Deferred tax		(52,415)
Total identifiable net assets acquired		435,055
Non-controlling interest		213,177
Goodwill		81,783	$ 81,800
Revenue - post-acquisition		5,426
Profit (Loss) - post-acquisition		(3,341)
Provisional amounts in business combinations
Disclosure of detailed information about business combination [line items]
Gross consideration		266,739
Less: deferred consideration		(64,474)
Net cash consideration		202,265
Capital injection		42,996
Identifiable assets acquired and liabilities assumed:
Property, plant and equipment recognised as of acquisition date		220,950
Cash		44,872
Capital work in progress		3,832
Trade and other receivables		72,989
Trade and other payables		(5,764)
Loans payable		(6,457)
Total identifiable net assets acquired		330,961
Non-controlling interest		162,171
Goodwill		140,945
Adjustments to provisional amounts
Disclosure of detailed information about business combination [line items]
Gross consideration		(6,074)
Contingent consideration		5,739
Less: deferred consideration		(2,366)
Net cash consideration		(2,701)
Identifiable assets acquired and liabilities assumed:
Property, plant and equipment recognised as of acquisition date		12,859
Customer related intangible asset		113,159
Network related intangible asset		35,413
Trade and other receivables		2,349
Trade and other payables		(7,271)
Deferred tax		(52,415)
Total identifiable net assets acquired		104,094
Non-controlling interest		51,006
Goodwill		(59,162)
Software
Identifiable assets acquired and liabilities assumed:
Software		539
Software | Provisional amounts in business combinations
Identifiable assets acquired and liabilities assumed:
Software		$ 539